Accounting policies	6 Months Ended
Jun. 30, 2021
Accounting policies
Accounting policies

Note 1. Accounting policies

This condensed interim report is presented in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting. The Consolidated Group’s consolidated accounts have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), together with the interpretations from IFRS Interpretations Committee (IFRS IC). The IFRS standards applied by SEK are all endorsed by the European Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by Finansinspektionen (the Swedish FSA), “Annual Reports in Credit Institutions and Securities Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish Financial Reporting Board have been applied. SEK also follows the state’s principles for external reporting in accordance with its State Ownership Policy and principles for state-owned enterprises.

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2020 annual financial statements on Form 20-F, except for the changes described below. In addition to the changes below, certain amounts reported in prior periods have been restated to conform to the current presentation. SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK's financial reporting.

The amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 in "Reform for new reference rates - phase 2" are applicable from January 1, 2021. Phase 2 of the reform of the reference rates is comprised of three main areas: hedge accounting, modifications and information. The changes clarify that hedge accounting does not have to cease just because the hedged items and hedging instruments were modified as a result of the IBOR reform. Security conditions (and associated documentation) must be changed to reflect the modifications made to the hedged item, the hedging instrument and the hedged risk. Any value adjustments resulting from the changes must be reported as hedging inefficiency. SEK has not made any changes related to the IBOR reform during the reporting period, nor entered into a hedging relationship where an alternative benchmark interest rate constitutes the hedged risk. The reform of the reference rates further clarifies that modifications required as a direct result of the IBOR reform and made in an economically equivalent way should not be reported as modifications for instruments valued at accrued acquisition value. For such modifications, the effective interest rate must be adjusted in line with those modified cash flows. SEK did not use the accounting relief rule for modifications. SEK's exposure that is directly affected by the reference interest rate reform is mainly its lending contracts to variable interest rates, its lending and borrowing contracts at fixed interest rates that are hedged at variable interest rates and currency swaps at variable interest rates. The exposures to variable interest rates are mainly against USD LIBOR, STIBOR and EURIBOR. After 2021-12-31, GBP LIBOR, CHF LIBOR and JPY LIBOR are expected to cease. For USD LIBOR, the most common maturities are expected to expire after 2023-06-30. SEK has lending contracts and derivative contracts maturing after 2023-06-30 in USD LIBOR with a nominal amount of USD 1,893 million and USD 17,829 million respectively. The changes are not expected to result in a change to SEK's hedging conditions and no significant modification gains or modification losses are expected to be reported. The changes are therefore not expected to have any significant impact on SEK's accounts, capital adequacy or large exposures when first applied.

To further improve the resilience of credit institutions within the EU, a reform package was adopted in June 2019: Regulation (EU) 2019/876 (CRRII) and Directive (EU) 2019/878 (CRDV) of the European Parliament and of the Council. As of June 28, 2021, the

Capital Requirements Regulation (CRRII) entered into force. This means that new requirements such as a binding leverage ratio and a binding stable net financing ratio (NSFR) are included in note 9, Capital adequacy, per 2021-06-30. The information is published in accordance with Supervisory Regulations FFFS 2014:12 and FFFS 2008:25.

There are no other IFRS or IFRS Interpretations Committee interpretations that are not yet applicable that are expected to have a material impact on SEK’s financial statements, capital adequacy or large exposure ratios.